Fair Value Measurements (Details) - EBP 020 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 912,942	$ 779,894
Interest in Carpenter Technology Master Trust, at fair value	62,810	43,939
Total investments at fair value	975,752	823,833
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	379,498	328,632
Level 1 | Carpenter Technology Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Interest in Carpenter Technology Master Trust, at fair value	61,396	42,818
Level 1 | Short-term investment fund
EBP, Investment, Fair Value and NAV [Line Items]
Interest in Carpenter Technology Master Trust, at fair value	1,414	1,121
NAV | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	533,444	$ 451,262
NAV | Aristotle Value Equity CIT B Fund
EBP, Investment, Fair Value and NAV [Line Items]
Market capitalization amount	$ 2,000,000